Income Taxes - Reconciliation of Federal Income Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments, Owned, Federal Income Tax Note [Line Items]
Income Tax Examination, Penalties and Interest Expense	$ 3,500	$ 1,500	$ 2,000
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Abstract]
Statutory federal corporate tax rate	35.00%	35.00%	35.00%
Changes in rates resulting from:
Tax exempt interest income, net of disallowed interest	(2.80%)	(1.30%)	(0.50%)
Bank owned life insurance	(1.40%)	(1.20%)	(1.80%)
Effective Income Tax Rate Reconciliation, Investment in Qualified Affordable Housing, Percent	(1.90%)	(1.70%)	(1.90%)
Investments in qualified affordable housing projects, net of tax benefits	(0.00%)	(0.00%)	(0.90%)
Effective Income Tax Rate Reconciliation, Deduction, Employee Stock Ownership Plan Dividend, Percent	(1.00%)	(1.00%)	(1.00%)
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Percent	1.00%	0.00%	0.00%
Other	(0.00%)	0.10%	(0.20%)
Effective tax rate	28.90%	29.90%	28.70%
Deferred Tax Liabilities, Deferred Expense	$ 1,900,000